Investment in Master Trust - Fair value hierarchy (Details) - U.S. Group Savings Plan - Sanofi U.S. Group Savings Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investment in Master Trust
Total investments measured at fair value	$ 8,808,891,943	$ 7,969,065,149
Self-directed brokerage accounts
Investment in Master Trust
Total investments measured at fair value	195,671,531	166,382,492
Common stock
Investment in Master Trust
Total investments measured at fair value	37,420,776	42,496,960
Total investments in the fair value hierarchy
Investment in Master Trust
Total investments measured at fair value	233,092,307	208,879,452
Total investments in the fair value hierarchy | Self-directed brokerage accounts
Investment in Master Trust
Total investments measured at fair value	195,671,531	166,382,492
Total investments in the fair value hierarchy | Common stock
Investment in Master Trust
Total investments measured at fair value	37,420,776	42,496,960
Level 1 | Self-directed brokerage accounts
Investment in Master Trust
Total investments measured at fair value	195,671,531	166,382,492
Level 1 | Common stock
Investment in Master Trust
Total investments measured at fair value	37,420,776	42,496,960
Investments measured at net asset value
Investment in Master Trust
Total investments measured at fair value	$ 8,575,799,636	$ 7,760,185,697